Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Year ended		Year ended
	Dec. 31, 2021		Dec. 31, 2020
	Number of shares subject to option	Weighted-average exercise price C$	Number of shares subject to option	Weighted average exercise price C$
Balance, beginning of year	1,563,189	$3.77	-
Number of units granted during the year	509,385	$10.42	1,581,385	$3.77
Exercised	(326,161)	$3.76	-	$-
Forfeited	(87,125)	$5.79	(18,196)	$3.76
Balance, end of year	1,659,288	$5.71	1,563,189	$3.77

Disclosure of fair value assumptions used in the black scholes valuation of share options explanatory [Table Text Block]
For options granted during the year ended	Dec. 31, 2021	Dec. 31, 2020
Weighted average share price at grant date (CAD)	$10.42	$3.77
Risk-free rate	1.02%	1.14%
Expected dividend yield	0.2%	0.5%
Expected stock price volatility (based on historical volatility)	60.5%	57.0%
Expected life of option (months)	84	84
Weighted average per share fair value of stock options granted (CAD)	$6.06	$2.02

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
Dec. 31, 2021
Range of exercise prices C$	Number of options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price C$	Number of options exercisable	Weighted average share price at exercise date C$
$3.76 - $3.92	1,176,399	5.15	$3.78	191,651	$3.79
$10.42 - $10.42	482,889	6.15	$10.42	-	$-

Dec. 31, 2020
Range of exercise prices C$	Number of options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price C$	Number of options exercisable	Weighted average share price at exercise date C$
$3.76 - $3.92	1,156,189	6.15	$3.77	-	$-

Deferred Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about number and weighted average exercise prices of other equity instruments [Table Text Block]

	Year ended
	Dec. 31, 2021	Dec. 31, 2020
Granted during the year:
Number of units	173,929	465,889
Weighted average price (C$/unit)	$8.85	$4.10
Expenses recognized during the year[1] (notes 5d)	$1,459	$5,149
Payments made during the year (note 18)	$2,053	$497

Restricted Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about number and weighted average exercise prices of other equity instruments [Table Text Block]
	Year ended
	Dec. 31, 2021	Dec. 31, 2020
Number of units, beginning of year	2,940,337	2,223,999
Number of units granted during the year	515,727	1,388,786
Credits for dividends	6,949	17,587
Number of units forfeited during the year	(133,804)	(44,678)
Number of units vested	(844,349)	(645,357)
Number of units, end of year [1]	2,484,860	2,940,337
Weighted average price - granted (C$/unit)	$10.42	$3.98
Expenses recognized during the year[2] (note 5d)	$5,385	$6,750
Payments made during the year (note 18)	$6,143	$2,646

Performance Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about number and weighted average exercise prices of other equity instruments [Table Text Block]
	Year ended
	Dec. 31, 2021	Dec. 31, 2020
Number of units, beginning of year	1,095,615	-
Number of units granted during the year	406,656	1,089,569
Credits for dividends	3,960	6,046
Number of units, end of year	1,506,231	1,095,615
Weighted average price - granted (C$/unit)	$10.42	$3.97
Expenses recognized during the year (note 5d)	$3,382	$1,987
Payments made during the year (note 18)	$-	$-